EMPLOYEE BENEFITS - Post-employment defined benefit pension plan (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
North-American defined benefit plans | Discount rate
EMPLOYEE BENEFITS
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase (decrease) in defined benefit obligation due to increase in actuarial assumption	R$ (17,449)
Increase (decrease) in defined benefit obligation due to decrease in actuarial assumption	14,636
Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Accumulated other comprehensive income	R$ 578,055	R$ 674,625